As filed with the Securities and Exchange Commission on July 31, 2015

Securities Act File No. 333-204582

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☑

(Check appropriate box or boxes)

☒ Pre-Effective Amendment No. 3

☐ Post-Effective Amendment No.

CAPITALA FINANCE CORP.

(Exact name of Registrant as specified in charter)

4201 Congress St., Suite 360
Charlotte, NC 28209

(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (704) 376-5502
Joseph B. Alala, III
Chief Executive Officer and President
Capitala Finance Corp.
4201 Congress St., Suite 360
Charlotte, NC 28209

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm
Sutherland Asbill & Brennan LLP
700 Sixth Street NW, Suite 700
Washington, DC 20001
(202) 383-0100
Fax: (202) 637-3593

Approximate date of proposed public offering: From time to time after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Note	Proposed Maximum Aggregate Offering Price(1)		Amount of Registration Fee(1)
Common Stock, $0.01 par value per share(2)(3)
Preferred Stock, $0.01 par value per share(2)
Subscription Rights(2)
Warrants(4)
Debt Securities(5)
Total			$500,000,000	(6)	$58,100	(7)

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by Capitala Finance Corp. (the “Registrant”) in connection with the sale of the securities registered under this Registration Statement.
(2)	Subject to note 6 below, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of the Registrant’s common stock as may be sold, from time to time.
(3)	Includes such indeterminate number of shares of the Registrant’s common stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.
(4)	Subject to note 6 below, there is being registered hereunder an indeterminate number of the Registrant’s warrants as may be sold, from time to time, representing rights to purchase common stock, preferred stock or debt securities of the Registrant.
(5)	Subject to note 6 below, there is being registered hereunder an indeterminate number of debt securities of the Registrant as may be sold, from time to time. If any debt securities of the Registrant are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $500,000,000.
(6)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed $500,000,000.
(7)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (SEC File No. 333-204582) (the “Registration Statement”) is solely to file exhibits under Part C of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 consists only of a facing page to the Registration Statement, this explanatory note, Part C of the Registration Statement, including all exhibits identified as being filed herewith or incorporated by reference herein, and any other contents of the Registration Statement previously filed and incorporated by reference therein. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement previously included or incorporated by reference therein. As a result, the remainder of the contents of the Registration Statement, including Parts A and B thereto, previously filed as a part of Pre-Effective Amendment No. 2 thereto on July 28, 2015 are hereby incorporated by reference herein.

PART C — OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements

The following financial statements are included in Part A, “Information Required to be in the Prospectus” of the Registration Statement.

2. Exhibits

Exhibit Number	Description
a.1	Articles of Amendment and Restatement(1)
a.2	Certificate of Limited Partnership of CapitalSouth Partners Fund II Limited Partnership(2)
a.3	Certificate of Limited Partnership of CapitalSouth Partners SBIC Fund III, L.P.(2)
b.1	Bylaws(1)
b.2	Form of Amended and Restated Limited Partnership Agreement of CapitalSouth Partners Fund II Limited Partnership(3)
b.3	Form of Amended and Restated Agreement of Limited Partnership of CapitalSouth Partners SBIC Fund III, L.P.(3)
d.1	Form of Common Stock Certificate(1)
d.2	Form of Base Indenture(5)
d.3	Form of First Supplemental Indenture(5)
d.4	Form of Global Note (included as Exhibit A to the Form of First Supplemental Indenture)(5)
d.5	Statement of Eligibility of Trustee on Form T-1(7)
e.	Form of Dividend Reinvestment Plan(1)
g.	Form of Investment Advisory Agreement by and between Registrant and Capitala Investment Advisors, LLC(1)
h.	Form of Underwriting Agreement(7)
j.	Form of Custodian Agreement(1)
k.1	Form of Administration Agreement by and between Registrant and Capitala Advisors Corp.(1)
k.2	Form of Indemnification Agreement by and between Registrant and each of its directors(1)
k.3	Form of Trademark License Agreement by and between Registrant and Capitala Investment Advisors, LLC(1)
k.4	Form of Senior Secured Revolving Credit Agreement, dated October 17, 2014, among Registrant, as Borrower, the lenders party thereto, and ING Capital LLC, as Administrative Agent, Arranger and Bookrunner(6)
k.5	Form of Guarantee, Pledge and Security Agreement, dated October 17, 2014, among Registrant, as Borrower, the subsidiary guarantors party thereto, ING Capital LLC, as Revolving Administrative Agent for the Revolving Lenders and as Collateral Agent, and each Financing Agent and Designated Indebtedness Holder party thereto(6)
k.6	Form of Incremental Assumption Agreement, dated January 6, 2015, relating to the Senior Secured Revolving Credit Agreement, dated as of October 17, 2014, among Capitala Finance Corp., as borrower, the lenders from time to time party thereto, and ING Capital LLC, as administrative agent, arranger and bookrunner(8)
l.	Opinion of Sutherland Asbill & Brennan LLP(10)
n.1	Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to exhibit l hereto)(10)
n.2	Consent of Ernst & Young LLP
n.3	Consent of Dixon Hughes Goodman LLP
n.4	Report of Ernst & Young LLP(4)
n.5	Report of Dixon Hughes Goodman LLP(1)
n.6	Report of Dixon Hughes Goodman LLP(1)
n.7	Report of Ernst & Young LLP(9)
n.8	License from the Small Business Administration allowing CapitalSouth Partners Fund II Limited Partnership to operate as a Small Business Investment Company(2)
n.9	Letter from the Small Business Administration approving CapitalSouth Partners SBIC Fund III, L.P.’s application to operate as a Small Business Investment Company(2)

Exhibit Number	Description
r.	Code of Ethics of Registrant, CapitalSouth Partners Fund II Limited Partnership and CapitalSouth Partners SBIC Fund III, L.P.(2)
99.1	Code of Business Conduct of Registrant(1)
99.2	Form of Prospectus Supplement for Common Stock Offerings(7)
99.3	Form of Prospectus Supplement for Preferred Stock Offerings(7)
99.4	Form of Prospectus Supplement for At-the-Market Offerings(7)
99.5	Form of Prospectus Supplement for Rights Offerings(7)
99.6	Form of Prospectus Supplement for Warrants Offerings(7)
99.7	Form of Prospectus Supplement for Retail Note Offerings(7)
99.8	Form of Prospectus Supplement for Institutional Note Offerings(7)

(1)	Previously filed in connection with the Pre-Effective Amendment No. 1 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 9, 2013.
(2)	Previously filed in connection with Pre-Effective Amendment No. 2 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 16, 2013.
(3)	Previously filed in connection with Pre-Effective Amendment No. 5 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-188956) filed on September 24, 2013.
(4)	Previously filed in connection with Pre-Effective Amendment No. 1 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-193374) filed on March 31, 2014.
(5)	Previously filed in connection with Pre-Effective Amendment No. 2 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-193374) filed on May 21, 2014.
(6)	Previously filed in connection with Capitala Finance Corp.’s report on Form 8-K filed on October 21, 2014.
(7)	Previously filed in connection with Pre-Effective Amendment No. 1 to Capitala Finance Corp.'s registration statement on Form N-2 (File No. 333-199106) filed on November 17, 2014.
(8)	Previously filed in connection with Capitala Finance Corp.’s report on Form 8-K filed on January 8, 2015.
(9)	Previously filed in connection with Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-204582) filed on May 29, 2015.
(10)	Previously filed in connection with Pre-Effective Amendment No. 1 to Capitala Finance Corp.’s registration statement on Form N-2 (File No. 333-204582) filed on July 28, 2015.

ITEM 26. MARKETING ARRANGEMENTS

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$58,100	*
FINRA filing fee	$75,500	**
NASDAQ Global Select Market	$65,000
Printing and postage	$40,000
Legal fees and expenses	$200,000
Accounting fees and expenses	$150,000
Miscellaneous	$10,000
Total	$598,600

Note: All listed amounts are estimates except for the SEC registration fee and FINRA filing fee.

*	$50,547 of this amount has been offset against filing fees associated with unsold securities registered under a previous registration statement.
*	$65,250 of this amount has been offset against filing fees associated with unsold securities registered under a previous registration statement.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

The following list sets forth each of Capitala Finance Corp.’s subsidiaries, the state under whose laws the subsidiary is organized and the voting securities owned by Capitala Finance Corp., directly, in such subsidiary:

CapitalSouth Partners Florida Sidecar Fund I, L.P. (Delaware)	100%
CSP-Florida Mezzanine Fund I, LLC (North Carolina)	100%
CapitalSouth Partners Fund II Limited Partnership (North Carolina)	100%
CapitalSouth Partners F-II, LLC (North Carolina)	100%
CapitalSouth Partners SBIC Fund III, L.P. (Delaware)	100%
CapitalSouth Partners SBIC F-III, LLC (North Carolina)	100%

Currently, each of Capitala Finance Corp.’s subsidiaries is consolidated with Capitala Finance Corp. for financial reporting purposes.

In addition, we may be deemed to control certain portfolio companies. See “Portfolio Companies” in the prospectus.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of the Registrant’s common stock at July 24, 2015:

Title of Class	Number of Record Holders
Common Stock, par value $0.01 per share	57

ITEM 30. INDEMNIFICATION

Directors and Officers

Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VII of the Registrant’s charter and Article XI of the Registrant’s bylaws.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Adviser and Administrator

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Capitala Investment Advisors, LLC (the “investment adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Capitala Advisors Corp. and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Capitala Advisors Corp.’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each managing director, director or executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections titled “Management — Board of Directors,” “Investment Advisory Agreement” and “Portfolio Management — Investment Personnel.” Additional information regarding the investment adviser and its officers and directors is set forth in its Form ADV, as filed with the SEC (SEC File No. 801-77467), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Capitala Finance Corp., 4201 Congress Street, Suite 360, Charlotte, North Carolina 28209;
(2)	the Transfer Agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, New York 11219;
(3)	the Custodian, U.S. Bank National Association, 615 East Michigan Street, Milwaukee, Wisconsin 53202; and
(4)	the investment adviser, Capitala Investment Advisors, LLC, 4201 Congress Street, Suite 360, Charlotte, North Carolina 28209.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

(1) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10.0% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (b) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2) Not applicable.

(3) Registrant undertakes in the event that the securities being registered are to be offered to existing stockholders pursuant to warrants or rights, and any securities not taken by shareholders are to be reoffered to the public, to supplement the prospectus, after the expiration of the subscription period, to set forth the results of the subscription offer, the transactions by the underwriters during the subscription period, the amount of unsubscribed securities to be purchased by underwriters, and the terms of any subsequent underwriting thereof. Registrant further undertakes that if any public offering by the underwriters of the securities being registered is to be made on terms differing from those set forth on the cover page of the prospectus, the Registrant shall file a post-effective amendment to set forth the terms of such offering.

(4) The Registrant hereby undertakes:

(a) To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the 1933 Act;

(ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d) That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) That, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(f) To file a post-effective amendment to the registration statement, and to suspend any offers or sales pursuant the registration statement until such post-effective amendment has been declared effective under the 1933 Act, in the event the shares of the Registrant is trading below its net asset value and either (i) Registrant receives, or has been advised by its independent registered accounting firm that it will receive, an audit report reflecting substantial doubt regarding the Registrant’s ability to continue as a going concern or (ii) Registrant has concluded that a material adverse change has occurred in its financial position or results of operations that has caused the financial statements and other disclosures on the basis of which the offering would be made to be materially misleading.

(5)

(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, in the State of North Carolina, on the 31st day of July, 2015.

CAPITALA FINANCE CORP.

By:	/s/ Joseph B. Alala, III Joseph B. Alala, III Chief Executive Officer, President and Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 31st day of July, 2015.

Signature	Title
/s/ Joseph B. Alala, III Joseph B. Alala, III	Chief Executive Officer, President and Chairman of the Board of Directors (Principal Executive Officer)
* John F. McGlinn	Chief Operating Officer, Secretary and Treasurer
/s/ Stephen A. Arnall Stephen A. Arnall	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
* M. Hunt Broyhill	Director
* H. Paul Chapman	Director
* Larry W. Carroll	Director
* R. Charles Moyer	Director
*	Signed by Joseph B. Alala, III pursuant to a power of attorney signed by each individual and filed with this registration statement on May 29, 2015.